Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,118,969)	$ (305,195)	¥ (5,898,836)	¥ (1,401,335)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	896,694	129,151	1,185,257	1,410,125
Loss/(Gain) on disposal of property, plant and equipment	(14,832)	(2,136)	(33,396)	16,604
Disposal gain from long-live assets and land use right in relation to a subsidiary and write-off of related receivable	(143,016)	(20,599)	1,167,317	0
Gain on extinguishment of debt	(22,165)	(3,192)	0	0
Gain on disposal of investments in affiliated companies	(97,124)	(13,989)	0	0
Gain on disposal of subsidiaries	(34,339)	(4,946)	(33,191)	(23,943)
Provision for doubtful receivables and prepayments to suppliers other than inventory purchase commitments	112,181	16,157	404,345	169,371
Loss on sale of accounts receivable	357	51	0	8,885
Write-down of inventories to net realizable value	89,147	12,840	31,930	4,208
Equity in loss/(income) of affiliates, net	17,554	2,528	829	(2,245)
Amortization of debt issuance cost	1,250	180	4,153	21,051
Share-based compensation	1,480	213	11,950	34,932
Amortization of earned assets related government grants received in a prior period	(49,362)	(7,110)	(56,935)	(49,557)
Deferred income tax (benefit)/expense	2,639	380	695,905	(976)
Foreign currency exchange losses, net	69,590	10,023	39,124	220,620
Impairment of long-lives assets	1,277,373	183,980	3,804,116	0
Provision for prepayment in relation to inventory purchase commitments	10,672	1,537	522,050	0
Provision for reserve for inventory purchase commitments	90,300	13,006	77,705	0
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Restricted cash related to purchase of inventory and other operating activities	62,279	8,970	755,657	327,981
Accounts receivable	79,414	11,438	1,458,507	(23,516)
Inventories	(56,935)	(8,200)	(276,235)	61,612
Prepayments to suppliers	(39,717)	(5,720)	92,641	(122,657)
Value-added tax recoverable	14,030	2,021	90,927	(16,731)
Amounts due from and prepayments to related parties	127,477	18,361	(672,916)	71,782
Prepaid expenses and other assets	21,591	3,110	(8,558)	(60,896)
Accounts payable	(1,167,927)	(168,216)	(1,232,604)	(401,766)
Advances from customers	(444,440)	(64,013)	(209,475)	334,333
Amounts due to related parties	73,761	10,621	855,807	(315,567)
Other current liabilities and accrued expenses	473,399	68,184	484,026	(116,537)
Other liabilities	66,202	9,534	59,201	288,175
Net cash provided by/(used in) operating activities	(415,404)	(59,833)	984,667	433,953
Cash flows from investing activities
Government grants for property, plant and equipment	20,981	3,022	74,581	80,849
Purchase of property, plant and equipment	(213,299)	(30,721)	(231,211)	(272,827)
Purchase of project assets	(32,843)	(4,730)	(106,478)	(31,714)
Restricted cash related to purchase of property, plant and equipment	(236)	(34)	9,735	26,797
Proceeds from sale of equipment under sale-leaseback agreement	0	0	0	83,266
Payments for land and land use rights	0	0	(4,623)	0
Equity investments	(1,971)	(284)	(22,018)	(209,792)
Proceeds from disposal of investment in affiliates	46,697	6,726	47,054	1,941
Loans made to related parties	(350,877)	(50,537)	(51,800)	(30,000)
Proceeds from repayment of loans made to related parties	0	0	18,000	0
Proceeds from/(used in) disposal of subsidiaries, net of cash disposed	(2,977)	(429)	20,349	0
Proceeds from disposal of property, plant and equipment	33,087	4,766	289,094	35,635
Proceeds from disposal of long-live assets and land use right in relation to a subsidiary	103,260	14,873	1,370,775	0
Net cash provided by /(used in) investing activities	(398,178)	(57,348)	1,413,458	(315,845)
Cash flows from financing activities
Proceeds from short-term borrowings	2,541,560	366,061	7,186,077	8,874,985
Proceeds from long-term debt	0	0	253,962	0
Repayment of short-term borrowings	(2,893,137)	(416,698)	(8,506,227)	(9,219,533)
Repayment of long-term debt	(10)	(1)	(67,952)	(280,353)
Repayment of medium-term notes	0	0	(1,849,654)	0
Proceeds from failed sale-leaseback agreement	0	0	249,987	0
Repayment of capital and financing lease obligation	(18,747)	(2,700)	(59,952)	(81,185)
Receipt of deposit for capital and financing lease	9,000	1,296	60,003	0
Payment of deposit for lease	0	0	(1,000)	0
Restricted cash related to guarantee of bank borrowings	(76,915)	(11,078)	220,086	5,148
Proceeds from disposal of a subsidiary with land use rights	470,000	67,694	265,000	0
Issuance of ordinary shares	0	0	0	517,272
Transaction with non-controlling interest holders	(2,540)	(366)	0	0
Contribution from non-controlling interest holders	23,000	3,313	18	980
Repayment of payables to a non-controlling interest holder	(23,000)	(3,313)	0	0
Net cash (used in)/provided by financing activities	29,211	4,208	(2,249,652)	(182,686)
Effect of foreign currency exchange rate changes on cash and cash equivalents	50,264	7,240	23,222	28,154
Net (decrease)/increase in cash and cash equivalents	(734,107)	(105,733)	171,695	(36,424)
Cash and cash equivalents at beginning of year	1,240,749	178,705	1,069,054	1,105,478
Cash and cash equivalents at end of year	506,642	72,972	1,240,749	1,069,054
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	18,585	2,677	1,008,220	1,031,902
Income tax paid	27,070	3,899	8,428	60,275
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	208,147	29,979	215,041	222,989
Payables for purchase of land use right	0	0	0	0
Payable for capital lease	0	0	0	3,802
Purchases of project assets included in other payables and amounts due to related parties	301,895	43,482	212,361	110,054
Receivables from disposal of subsidiaries	0	0	470,000	188,606
Receivable from disposal of land use rights	0	0	246,276	0
Decrease of payables to related parties due to disposal of VIE entities	0	0	(554,452)	0
Increase in investment in an affiliate in return for assumption of accounts payable	¥ 0	$ 0	¥ 20,580	¥ 0